REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION
NOTE 12:-        REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION

a.	Reportable segments:

Until 2011, the Company managed its business on a basis of one reportable segment in accordance with the guidance of ASC 280. From January 2012, the Chief Operating Decision Maker ("CODM") started assessing the Company's business based on two operation-based segments: Enterprise and Service Providers. Enterprise includes Telecom Expenses Management solutions ("TEM") services and solutions and Service Providers, includes billing and Mobile Virtual Network Operator ("MVNO") services and solutions. These two segments comprise also the Company's reporting units. The CODM uses adjusted net income before interest, tax, depreciation and amortization, capital gain and stock based compensation ("adjusted EBITDA"), to assess performance, measure liquidity and make decisions. Adjusted EBITDA is a non-GAAP unaudited measure of profit and loss.

The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

Assets information, by reportable segment, is not reviewed by the CODM, therefore segment asset disclosure is not included.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31,
	2010	2011	2012

Enterprise:
Revenue	$10,319	$9,232	$9,041
Adjusted EBITDA	$1,088	$555	$1,701
Service providers:
Revenue	$1,320	$2,771	$4,085
Adjusted EBITDA	$(209)	$360	$778

Segments total:
Revenue	$11,639	$12,003	$13,126
Adjusted EBITDA	$879	$915	$2,479

A reconciliation of total adjusted EBITDA to net income for each year is as follows:

	Year ended December 31,
	2010	2011	2012

Adjusted EBITDA	$879	$915	$2,479
Depreciation and amortization expense	489	447	393
Stock-based compensation expense	99	67	44
Capital gain	-	(78)	-
Financial income	-	(2)	(60)
Income tax expenses	47	10	736

Net income	$244	$471	$1,366

The total revenues from external customers are attributed to geographic areas based on the location of the customer:

	Year ended December 31,
	2010	2011	2012

United States	$8,756	$8,915	$10,251
Germany	1,042	683	482
China	455	400	211
Holland	284	317	297
Israel	377	732	917
Other	725	956	968

	$11,639	$12,003	$13,126

Revenues from a major customer accounted for 13%, 16% and 23% of total revenues for the years ended December 31, 2010, 2011 and 2012, respectively.

	December 31,
	2011	2012
Long-lived assets:

Israel	$1,779	$1,586
United States	2,907	2,892
Other	4	5

	$4,690	$4,483